BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS
NOTE 22: - BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS

a.

As reported by the shareholders, and based on publicly available information, as of December 31, 2024, Corteva (through its subsidiary Pioneer Hi-Bred International, Inc.) holds 27.26%  of the Company's subsidiary shares )Lavie Bio Ltd.’s(. In addition, Corteva is a major customer (see Note 21c, customer A).

b.	Balances:
Balance at December 31, 2024:

	Executive officers	Certain shareholders

Receivables	$-	$167
Other payables	$322	$-

Balance at December 31, 2023:

	Executive officers	Certain shareholders

Receivables	$-	$186
Other payables	$557	$-

c.	Benefits to directors:

	Year ended December 31,
	2024	2023	2022

Compensation to directors not employed by the Company or on its behalf	$260	$246	$262
Share-based compensation to directors not employed by the Company or on its behalf	38	64	83
	$298	$310	$345

Number of directors that received the above compensation by the Company	6	6	7

d.	Salary and Benefits to Executive officers:

	Year ended December 31,
	2024	2023	2022

Salary and related benefits	$2,412	$2,441	$2,543
Share-based compensation	1,123	869	231

	$3,535	$3,310	$2,774

Number of people that received salary and benefits	13	10	12

e.	Transactions with related parties:

For the year ended December 31, 2024:

	Executive officers	Certain shareholders
Revenues (see Note 5)	$-	$4,340
Participation in research and development expenses	-	58
Research and development expenses	698	-
Sales and marketing expenses	1,250	-
General and administrative expenses	$1,588	$-

For the year ended December 31, 2023:

	Executive officers	Certain shareholders
Revenues (see Note 5)	$-	$3,475
Participation in research and development expenses	-	115
Research and development expenses	756	125
Sales and marketing expenses	1,185	-
General and administrative expenses	$1,369	$-

For the year ended December 31, 2022:

	Executive officers	Certain shareholder
Revenues (see Note 5)	$-	$811
Other income	-	3,500
Participation in research and development expenses	-	1,898
Research and development expenses	570	297
Sales and marketing expenses	1,098	-
General and administrative expenses	$1,111	$-